Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts receivable	$ 0	$ 0
Vessels depreciation method	straight-line basis
Vessel impairment charge	$ 0	0	$ 0
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Current Portion of Long-Term Debt, net		1,336
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Long-Term Debt, net		6,195
New Accounting Pronouncement Or Change In Accounting Principle Effect Of Change On Deferred Charges Net		$ 7,531
Vessels older than ten years
Vessels dry-dock period				2 years 6 months
First 15 years of vessel's life
Vessels dry-dock period	5 years
Remaining useful life of the vessels
Vessels dry-dock period	2 years 6 months